Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Debt [Abstract]
Long-term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2021	Current	Non-current	December 31, 2020	Current	Non-current

Nordea Bank secured term loan	$24,403	$3,740	$20,663	$28,142	$3,740	$24,402
Piraeus Bank secured term loan	25,786	4,171	21,615	29,958	4,171	25,787
less unamortized deferred financing costs	(291)	(123)	(168)	(434)	(143)	(291)
Total debt, net of deferred financing costs	$49,898	$7,788	$42,110	$57,666	$7,768	$49,898

Maturities of Debt Facilities	As at December 31, 2021, the maturities of the debt facilities described above, are as follows:
Principal Repayment
Year 1	$7,911
Year 2	7,911
Year 3	34,367
Total	$50,189